S000033806 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
J.P. Morgan EMBI Global Diversified Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.54%	0.12%	3.13%
J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index (Returns do not reflect deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	(2.60%)	(2.49%)	(0.51%)
iShares J.P. Morgan EM Local Currency Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		(1.49%)	(2.59%)	(0.87%)
Performance Inception Date					Oct. 18, 2011
iShares J.P. Morgan EM Local Currency Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.49%)	(3.02%)	(1.39%)
iShares J.P. Morgan EM Local Currency Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.88%)	(2.09%)	(0.83%)

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through May 31, 2017 reflect the performance of the Bloomberg Barclays Emerging Markets Broad Local Currency Bond Index. Index returns from June 1, 2017 through September 30, 2023 reflect the performance of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index (gross-of-tax version), which, effective as of June 1, 2017, replaced the Bloomberg Barclays Emerging Markets Broad Local Currency Bond Index as the Underlying Index of the Fund. Index returns starting on October 1, 2023 reflect the performance of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index (net-of-tax version), which, effective as of October 1, 2023, replaced the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index (gross-of-tax version), as the Underlying Index of the Fund. On March 5, 2025, the name of the Fund's Underlying Index changed from the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index to the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index.